Financial Instruments and Risk Management - Derivative Instruments Not Designated as Hedge (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 291	$ 356
Debt securities issued by the U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	150	100
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	59	5
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	29	107
Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	10	9
Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	8	7
Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge	29	(67)
Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge	6	(6)
Debt securities issued by foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		81
Euro Denominated Senior Debt Floating Rate Notes Issued By Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		93
Euro Denominated Fixed Rate Debt Securities Issued By Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		27
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	256	424
Fair Value, Inputs, Level 1 [Member] | Debt securities issued by the U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	150	100
Fair Value, Inputs, Level 1 [Member] | Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	59
Fair Value, Inputs, Level 1 [Member] | U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	29	107
Fair Value, Inputs, Level 1 [Member] | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	10	9
Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	8	7
Fair Value, Inputs, Level 1 [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge
Fair Value, Inputs, Level 1 [Member] | Debt securities issued by foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		81
Fair Value, Inputs, Level 1 [Member] | Euro Denominated Senior Debt Floating Rate Notes Issued By Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		93
Fair Value, Inputs, Level 1 [Member] | Euro Denominated Fixed Rate Debt Securities Issued By Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		27
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	35	(68)
Fair Value, Inputs, Level 2 [Member] | Debt securities issued by the U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		5
Fair Value, Inputs, Level 2 [Member] | U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge	29	(67)
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge	6	(6)
Fair Value, Inputs, Level 2 [Member] | Debt securities issued by foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | Euro Denominated Senior Debt Floating Rate Notes Issued By Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | Euro Denominated Fixed Rate Debt Securities Issued By Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | Debt securities issued by the U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge
Fair Value, Inputs, Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge
Fair Value, Inputs, Level 3 [Member] | Debt securities issued by foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | Euro Denominated Senior Debt Floating Rate Notes Issued By Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | Euro Denominated Fixed Rate Debt Securities Issued By Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments